RIGHT OF USE ASSETS - Maturity of Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
RIGHT OF USE ASSETS
2022	¥ 0
2023	5,921
2024	7,621
2025	7,621
Thereafter	15,242
Total undiscounted lease payments	36,405
Less: Imputed interest	(8,978)
Present value of lease liabilities balance	27,427
Amounts due within 12 months	0
Long-term lease liabilities	¥ 27,427	¥ 37,679